General Information (The Fifteenth Meeting of the Seventh Term of Board of Directors) (Details) ¥ in Thousands					12 Months Ended
	Jan. 13, 2018 CNY (¥) Grantees	Sep. 28, 2017 shares	Aug. 30, 2017 CNY (¥) Grantees	Aug. 29, 2013 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)
General information [line items]
Cash payment received by the company					¥ 0	¥ 0	¥ 37,102
Exercise of share option							¥ 37,102
Sinopec Shanghai Petrochemical Company Limited ("the Company") [member]
General information [line items]
Distribution plan of the resolution					A distribution of 5 shares and a cash dividend distribution of RMB 0.5 (tax included) for every 10 shares based on the 7,200,000 thousands ordinary shares as at 30 June 2013.
Number of shares distributed | shares				5
Number of shares distributed, converted from share premium | shares				3.36
Share premium converted to distribution shares				¥ 2,420,841
Number of shares distributed, converted from surplus reserves | shares				1.64
Surplus reserves converted to distribution shares				¥ 1,179,159
Total shares of the Company | shares					10,823,814,000	10,823,814,000
Tranche 1 [member] | Sinopec Shanghai Petrochemical Company Limited ("the Company") [member]
General information [line items]
Cash payment received by the company			¥ 54,580
Number of grantees | Grantees			199
Tranche 1 [member] | Sinopec Shanghai Petrochemical Company Limited ("the Company") [member] | A shares [member]
General information [line items]
Ordinary A shares registered | shares		14,177,000
Tranche 2 [member] | Sinopec Shanghai Petrochemical Company Limited ("the Company") [member]
General information [line items]
Cash payment received by the company	¥ 37,102
Number of grantees | Grantees	185
Exercise of share option	¥ 9,637